Income Tax (Details) - Schedule of reconciliation of tax expense (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Tax Expense Abstract
Effective income tax rate	1.00%	2.00%	31.00%